SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2020	Sep. 30, 2019
Cash and Cash Equivalents [Abstract]
Restricted cash	$ 5	$ 5	$ 6	$ 5	$ 4
Inventories [Abstract]
Inventory higher value if valued under FIFO method	$ 120	$ 113
Percentage of inventory utilized the LIFO method	32.00%	31.00%
Other Long-Lived Assets [Abstract]
Impairments of long-lived assets	$ 0	$ 0	0
Self-Insurance [Abstract]
Liabilities related to self-insured risks	239	224
Liabilities related to self-insured risks, long-term	66	64
Expense related to self-insurance	177	170	$ 158
Asset Retirement Obligations [Abstract]
Amount of outstanding liability for asset retirement obligations	$ 74	$ 73
Customer Relationships [Member] | Minimum [Member]
Finite-lived intangible assets [Abstract]
Useful lives of finite-lived intangible assets	1 year
Customer Relationships [Member] | Maximum [Member]
Finite-lived intangible assets [Abstract]
Useful lives of finite-lived intangible assets	30 years
Trademarks and Trade Names [Member] | Minimum [Member]
Finite-lived intangible assets [Abstract]
Useful lives of finite-lived intangible assets	5 years
Trademarks and Trade Names [Member] | Maximum [Member]
Finite-lived intangible assets [Abstract]
Useful lives of finite-lived intangible assets	30 years
Service Contracts [Member] | Minimum [Member]
Finite-lived intangible assets [Abstract]
Useful lives of finite-lived intangible assets	1 year
Service Contracts [Member] | Maximum [Member]
Finite-lived intangible assets [Abstract]
Useful lives of finite-lived intangible assets	23 years
Monitoring Lines [Member] | Minimum [Member]
Finite-lived intangible assets [Abstract]
Useful lives of finite-lived intangible assets	7 years
Monitoring Lines [Member] | Maximum [Member]
Finite-lived intangible assets [Abstract]
Useful lives of finite-lived intangible assets	10 years
Patents [Member] | Minimum [Member]
Finite-lived intangible assets [Abstract]
Useful lives of finite-lived intangible assets	7 years
Patents [Member] | Maximum [Member]
Finite-lived intangible assets [Abstract]
Useful lives of finite-lived intangible assets	8 years